OTHER EXPENSE	6 Months Ended
Jun. 30, 2023
Other expense (income) [Abstract]
Other Expense	Other Expense
a)    Other Expense (Income)

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Other expense:
Bank charges	$—	$—	$1	$2
Litigation	4	3	9	7
Loss (gain) on warrant investments at fair value through profit or loss ("FVPL")	3	(2)	5	(4)
Porgera care and maintenance costs	13	14	30	27
Buzwagi supplies obsolescence	—	—	—	2
Tanzania education program	—	—	30	—
Other	8	10	14	18
Total other expense	$28	$25	$89	$52
Other income:
Gain on sale of non-current assets	($3)	($20)	($6)	($22)
Gain on non-hedge derivatives	(1)	—	(2)	(7)
Insurance proceeds related to NGM	—	—	—	(22)
Interest income on other assets	(6)	(3)	(11)	(7)
Other	—	—	—	(3)
Total other income	($10)	($23)	($19)	($61)
Total	$18	$2	$70	($9)

b)    Impairment Charges

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Impairment charges of non-current assets[1]	$22	$3	$23	$5
Total	$22	$3	$23	$5
[1]Refer to note 12 for further details.